Debt (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Jun. 14, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations	$ 166,250		$ 125,972
Debt Instrument Weighted Average Interest Rate	4.40%		4.40%
Debt Instrument - principal/face amount	$ 41,977
Debt Instrument, Unamortized Discount (Premium), Net	$ 2,526		$ 2,968
Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument Weighted Average Interest Rate	1.25%
Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument Weighted Average Interest Rate	6.45%
Time Warner Inc. [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations		$ 22,865
Debt Instrument Weighted Average Interest Rate		4.63%
Debt Instrument - principal/face amount	$ 16,981
Carrying amount of notes and debentures	17,107
Debt Instrument, Unamortized Discount (Premium), Net	$ 546
Time Warner Inc. [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	1.25%
Debt instruments - maturity date	Dec. 31, 2018
Time Warner Inc. [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	9.15%
Debt instruments - maturity date	Dec. 31, 2045
Debt Issued in Foreign Markets [Member]
Debt Instrument [Line Items]
Debt Instrument - principal/face amount	$ 41,356		$ 37,621
Annual Put Reset Securities [Member]
Debt Instrument [Line Items]
Debt instruments - maturity date	Apr. 30, 2021
Debt Instrument - principal/face amount	$ 1,000
Zero Coupon [Member]
Debt Instrument [Line Items]
Debt instruments - maturity date	May 31, 2022
Debt Instrument - principal/face amount	$ 500
Debt instrument - redemption amount	$ 592